Note 10 - Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Reinsurance [Text Block]

NOTE 10 - Reinsurance

The Company ceded 100% of the risks associated with its credit life and accident insurance written during 2015 and 2014 through coinsurance agreements with various companies. The Company administers the ceded credit life and accident insurance for an agreed-upon fee. During 2015 and 2014, the Company received $223,994 and $242,327, respectively, of fee income associated with these reinsurance arrangements, which is recognized in the administrative and financial services segment in the preceding table in Note 9. Ceded claim reserves associated with these reinsurance arrangements at December 31, 2015 and 2014 were $1,396,448 and $1,544,874, respectively. Additionally, unearned premium reserves were reduced by $8,117,461 and $7,810,299 at December 31, 2015 and 2014, respectively, for credit-related reinsurance transactions. The Company utilizes yearly renewable term reinsurance to cede life insurance coverage in excess of its retention limit.

Investors Heritage Life cedes 85% of life and annuity policy obligations assumed from Franklin American Life Insurance Company to Scottish Annuity and Life Insurance Company (Cayman) Ltd. Benefit reserves ceded to Scottish and included in the amounts recoverable from reinsurers approximated $18,522,000 and $19,806,000 at December 31, 2015 and 2014, respectively. An escrow account has been established by Scottish to secure Investors Heritage Life's ceded benefit obligations.

Investors Heritage Life coinsures policy obligations written through its relationship with Puritan Financial Group to Puritan Life Insurance Company of America (“Puritan”). This reinsurance agreement was terminated with respect to new business effective July 31, 2015, after which time the Company now maintains 100% of direct new business produced under the marketing agreement. Benefit reserves ceded to Puritan and included in the amounts recoverable from reinsurers approximated $18,261,000 and $16,931,000 at December 31, 2015 and 2014, respectively. Puritan maintains a trust account in Kentucky to secure Investors Heritage Life's ceded benefit obligations.

Investors Heritage Life assumes 75% of the risks on certain policies sold by Puritan and Sterling Investors Life Insurance Company. The products being assumed are identical to the Heritage Solution and Heritage Provider products currently being written by Investors Heritage Life. However, these reinsurance arrangements allow us to participate in the profitability of these products in certain states where we are not currently marketing. These reinsurance agreements were also terminated with respect to new business effective July 31, 2015. Premiums assumed under these agreements totaled approximately $753,000 and $3,310,000 for the years ended December 31, 2015 and 2014, respectively. Benefit reserves assumed under these agreements totaled approximately $11,267,000 and $10,991,000 at December 31, 2015 and 2014, respectively.

Reinsurance ceded and assumed amounts included in the consolidated statements of income are as follows:

	2015	2014

Premiums ceded	$12,511,080	$13,687,074
Premiums assumed	781,863	3,346,657
Commission and expense allowances	4,457,058	3,443,836
Benefit recoveries	8,414,608	7,703,390

The Company remains contingently liable on all ceded insurance should any reinsurer be unable to meet their obligations.